Business Combination (Details)		6 Months Ended
	Apr. 29, 2022 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Feb. 28, 2024 USD ($)
Business Combination [Line Items]
Consideration payment				$ 2,000,000
Write-off of holdback payable			$ 400,000
Holigen Holdings Limited and RPK Biopharma Unipessoal, LDA [Member]
Business Combination [Line Items]
Acquired percentage	100.00%
Consideration payment	$ 3,000,000
Number of shares issued in acquisition | item	760
Cash purchase price	$ 2,600,000
Holdback payable	$ 400,000
Percentage of ownership interest acquired		100.00%
The Flowr Group (Okanagan) Inc. [Member]
Business Combination [Line Items]
Write-off of holdback payable		$ 400,000